SHARE-BASED PAYMENTS PLANS - Range of Exercise Prices for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	4,815,000.000	6,542,000	8,579,000	9,435,000
Weighted average remaining life	3 years 9 months 15 days	4 years 2 months 16 days	4 years 7 months 13 days
5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	0	713,000	1,987,000
Weighted average remaining life	0 days	10 months 2 days	1 year 4 months 13 days
15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	1,681,000	2,459,000	2,882,000
Weighted average remaining life	2 years 3 months 22 days	2 years 11 months 9 days	3 years 11 months 23 days
25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	3,134,000	3,370,000	3,710,000
Weighted average remaining life	4 years 7 months 2 days	5 years 10 months 2 days	6 years 10 months 6 days
Low | 5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 5.00
Low | 15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	15.01
Low | 25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	25.01
High | 5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	15.00
High | 15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	25.00
High | 25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 40.00